UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 95.2%
	Australia – 6.8%
120,000	Newcrest Mining Ltd.	$2,192,103
860,000	Telstra Corp. Ltd.	2,543,272
		4,735,375
	Brazil – 10.9%
370,000	Ambev S.A. - ADR	2,541,900
1,087,856	Cia Energetica de Minas Gerais - ADR	2,534,704
151,200	Telefonica Brasil S.A. - ADR	2,564,352
		7,640,956
	Canada – 18.2%
128,800	Barrick Gold Corp.	1,852,144
162,500	Goldcorp, Inc.	2,327,000
509,900	Kinross Gold Corp.*	2,207,867
50,000	Nutrien Ltd.*	2,617,000
1,066,708	Yamana Gold, Inc.	3,669,476
		12,673,487
	Denmark – 3.5%
43,750	Novo Nordisk A/S - ADR	2,428,125

	France – 3.3%
26,580	Danone S.A.	2,292,335

	Germany – 3.6%
19,500	Bayer A.G.	2,552,384

	Hong Kong – 3.4%
223,500	China Mobile Ltd.	2,359,940

	Netherlands – 3.3%
65,332	Royal Dutch Shell PLC - A Shares	2,290,351

	New Zealand – 3.5%
304,920	SKY Network Television Ltd.	653,930
670,410	Spark New Zealand Ltd.	1,773,728
		2,427,658
	Norway – 3.2%
94,870	Statoil ASA	2,215,180

	Singapore – 3.3%
842,700	Singapore Telecommunications Ltd.	2,274,095

	Sweden – 3.3%
288,800	Betsson A.B.	2,343,414

	Switzerland – 4.8%
28,150	Novartis A.G. - ADR	2,535,189
25,500	Roche Holding A.G. - ADR	790,500
		3,325,689

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Turkey – 3.6%
243,054	Turkcell Iletisim Hizmetleri AS - ADR	$2,539,914

	United Kingdom – 13.3%
36,314	British American Tobacco PLC - ADR	2,472,983
64,400	GlaxoSmithKline PLC - ADR	2,415,644
33,003	Unilever N.V.	1,897,343
783,470	Vodafone Group PLC	2,498,472
		9,284,442
	United States – 7.2%
53,750	Newmont Mining Corp.	2,177,413
26,645	Philip Morris International, Inc.	2,857,143
		5,034,556
	Total Common Stocks (Cost $62,001,696)	66,417,901

Principal Amount

	Short-Term Investments – 4.6%
$3,197,913	UMB Money Market Fiduciary, 0.010%[1]	3,197,913

	Total Short-Term Investments (Cost $3,197,913)	3,197,913

	Total Investments – 99.8% (Cost $65,199,609)	69,615,814
	Other Assets in Excess of Liabilities – 0.2%	122,009

	Total Net Assets – 100.0%	$69,737,823

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

Common Stocks – 0.0%
United States – 0.0%
9,835	Hycroft Mining Corp.*7,8	$—

	Total Common Stocks (Cost $1,585,230)	—

Principal Amount

	Fixed Income Securities – 92.8%
	Australia – 11.6%
$1,200,000	Australia Government Bond 3.250%, 6/21/2039	965,710
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	846,824
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[1]	1,117,974
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	903,465
1,500,000	5.750%, 7/22/2024	1,415,352
		5,249,325
	Brazil – 4.3%
	Brazilian Government International Bond
4,500,000	12.500%, 1/5/2022	1,598,785
1,000,000	10.250%, 1/10/2028	338,456
		1,937,241
	Canada – 5.3%
	Canadian Government Bond
2,000,000	2.500%, 6/1/2024	1,655,187
500,000	1.500%, 6/1/2026	382,366
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	362,241
		2,399,794
	Chile – 4.5%
	Bonos del Banco Central de Chile en Pesos
400,000,000	6.000%, 2/1/2021	730,521
700,000,000	6.000%, 3/1/2022	1,287,818
		2,018,339
	Colombia – 1.1%
1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	508,643

	Germany – 4.4%
14,500,000	KFW 5.000%, 5/22/2019	1,980,857

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	Luxembourg – 1.0%
$6,000,000,000	European Investment Bank 7.200%, 7/9/2019	$461,792

	Malaysia – 5.8%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,618,020

	Mexico – 4.5%
15,000,000	America Movil S.A.B. de C.V. 6.000%, 6/9/2019	784,180
24,000,000	Mexican Bonos 5.000%, 12/11/2019	1,234,288
		2,018,468
	New Zealand – 9.7%
2,000,000	Fonterra Co-operative Group Ltd. 5.520%, 2/25/2020	1,550,660
	New Zealand Government Bond
2,100,000	3.000%, 9/20/2030	1,878,385
1,000,000	3.500%, 4/14/2033	758,458
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	186,822
		4,374,325
	Norway – 1.5%
5,000,000	Marine Harvest A.S.A. 4.350% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 350 basis points), 3/12/2018[2,3]	653,465

	Peru – 5.0%
6,500,000	Peruvian Government International Bond 7.840%, 8/12/2020	2,277,575

	Philippines – 2.6%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,153,295

	Poland – 4.1%
	Republic of Poland Government Bond
3,300,000	1.750%, 7/25/2021	971,140
3,000,000	2.500%, 1/25/2023	889,131
		1,860,271
	Singapore – 5.1%
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[2,4]	788,078

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	Singapore (Continued)
$2,000,000	Singapore Government Bond 1.750%, 4/1/2022	$1,523,998
		2,312,076
	South Korea – 2.9%
1,750,000	Korea Development Bank 5.250%, 4/3/2018	1,295,930

	Sweden – 1.0%
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[2,5]	457,271

	Switzerland – 4.8%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	2,175,279

	United Kingdom – 8.8%
28,000,000,000	European Bank for Reconstruction & Development 7.375%, 4/15/2019	2,146,473
500,000	GlaxoSmithKline Capital PLC 4.250%, 12/18/2045	909,246
500,000	United Kingdom Gilt 4.250%, 6/7/2032	934,332
		3,990,051
	United States – 4.8%
54,000,000	International Finance Corp. 8.250%, 6/10/2021	901,820
1,000,000	Newmont Mining Corp. 6.250%, 10/1/2039	1,258,423
		2,160,243
	Total Fixed Income Securities (Cost $44,526,958)	41,902,260

	Short-Term Investments – 3.6%
1,619,100	UMB Money Market Fiduciary, 0.010%[6]	1,619,100

	Total Short-Term Investments (Cost $1,619,100)	1,619,100

	Total Investments – 96.4% (Cost $47,731,288)	43,521,360
	Other Assets in Excess of Liabilities – 3.6%	1,641,326

	Total Net Assets – 100.0%	$45,162,686

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,117,974 which represents 2.48% of Net Assets.
[2]	Callable.
[3]	Floating rate security.
[4]	Step rate security.
[5]	Variable rate security.
[6]	The rate is the annualized seven-day yield at period end.
[7]	Illiquid Security. The total illiquid securities represent 0% of Net Assets. The aggregate value of these securities is $0.
[8]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.

See accompanying Notes to Schedule of Investments.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 94.8%
	Australia – 3.2%
757,000	Telstra Corp. Ltd.	$2,238,670

	Brazil – 10.6%
350,651	Ambev S.A. - ADR	2,408,972
1,098,400	Cia Energetica de Minas Gerais - ADR	2,559,272
142,200	Telefonica Brasil S.A. - ADR	2,411,712
		7,379,956
	Canada – 4.3%
43,650	BCE, Inc.	2,041,259
91,047	Freehold Royalties Ltd.	994,855
		3,036,114
	Denmark – 3.4%
42,600	Novo Nordisk A/S - ADR	2,364,300

	France – 10.4%
22,700	Danone S.A.	1,957,713
165,200	Engie S.A.	2,867,514
41,780	TOTAL S.A. - ADR	2,425,747
		7,250,974
	Germany – 3.4%
17,870	Bayer A.G.	2,339,031

	Hong Kong – 3.4%
227,000	China Mobile Ltd.	2,396,896

	Netherlands – 3.4%
34,080	Royal Dutch Shell PLC - Class A - ADR	2,393,779

	New Zealand – 6.8%
1,849,000	Kiwi Property Group Ltd.	1,880,478
424,922	SKY Network Television Ltd.	911,285
728,000	Spark New Zealand Ltd.	1,926,096
		4,717,859
	Norway – 7.8%
104,100	Statoil A.S.A. - ADR	2,440,104
126,900	Telenor A.S.A.	2,971,299
		5,411,403
	Singapore – 6.3%
840,000	Singapore Telecommunications Ltd.	2,266,809
3,612,961	Starhill Global REIT - REIT	2,120,735
		4,387,544
	Sweden – 3.7%
316,000	Betsson A.B.	2,564,124

	Switzerland – 5.8%
24,296	Novartis A.G. - ADR	2,188,098

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Switzerland (Continued)
59,481	Roche Holding A.G. - ADR	$1,843,911
		4,032,009
	Turkey – 3.7%
249,058	Turkcell Iletisim Hizmetleri AS - ADR	2,602,656

	United Kingdom – 12.4%
36,100	British American Tobacco PLC - ADR	2,458,410
61,900	GlaxoSmithKline PLC - ADR	2,321,869
35,450	Unilever N.V.	2,038,021
584,109	Vodafone Group PLC	1,862,713
		8,681,013
	United States – 6.2%
51,950	Newmont Mining Corp.	2,104,495
20,450	Philip Morris International, Inc.	2,192,853
		4,297,348
	Total Common Stocks (Cost $64,791,932)	66,093,676

Principal Amount

	Short-Term Investments – 4.9%
$3,409,035	UMB Money Market Fiduciary, 0.010%[1]	3,409,035

	Total Short-Term Investments (Cost $3,409,035)	3,409,035

	Total Investments – 99.7% (Cost $68,200,967)	69,502,711
	Other Assets in Excess of Liabilities – 0.3%	218,311

	Total Net Assets – 100.0%	$69,721,022

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 92.9%
	Argentina – 1.6%
41,400	Despegar.com Corp.*	$1,260,630

	Brazil – 1.8%
145,300	Instituto Hermes Pardini S.A.	1,436,582

	Chile – 1.2%
215,000	Forus S.A.	980,826

	China – 9.5%
2,700,000	China Forestry Holdings Co., Ltd.*3,4	—
380,000	Haitian International Holdings Ltd.	1,187,697
597,000	Nexteer Automotive Group Ltd.	1,271,194
530,300	Precision Tsugami China Corp. Ltd.*	886,692
600,000	Vitasoy International Holdings Ltd.	1,534,128
1,400,000	Xiabuxiabu Catering Management China Holdings Co., Ltd.[1]	2,677,122
		7,556,833
	India – 22.1%
60,000	AIA Engineering Ltd.	1,448,828
82,836	Caplin Point Laboratories Ltd.	768,206
70,000	Care Ratings Ltd.	1,494,980
493,900	City Union Bank Ltd.	1,230,599
86,381	Eris Lifesciences Ltd.*1	1,063,376
230,000	Essel Propack Ltd.	1,029,695
290,000	Jyothy Laboratories Ltd.	1,663,049
89,000	Multi Commodity Exchange of India Ltd.	1,085,427
70,000	Natco Pharma Ltd.	1,042,123
103,000	PI Industries Ltd.	1,439,189
330,000	Sterlite Technologies Ltd.	1,858,057
187,848	Syngene International Ltd.[1]	1,771,159
284,000	Vakrangee Ltd.	1,628,661
		17,523,349
	Luxembourg – 1.1%
450,000	L'Occitane International S.A.	834,111

	Mexico – 8.9%
600,000	Banco del Bajio S.A.*1	1,267,905
225,000	Banregio Grupo Financiero S.A.B. de C.V.	1,401,369
443,800	Bolsa Mexicana de Valores S.A.B. de C.V.	849,362
93,700	Gruma S.A.B. de C.V. - Class B	1,119,156
961,000	Qualitas Controladora S.A.B. de C.V.	2,400,977
		7,038,769

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Philippines – 5.1%
7,300,000	D&L Industries, Inc.	$1,732,121
1,200,000	Puregold Price Club, Inc.	1,246,784
330,000	Universal Robina Corp.	1,037,602
		4,016,507
	Poland – 1.7%
11,022	AmRest Holdings S.E.*	1,365,446

	Romania – 2.0%
2,438,971	Banca Transilvania S.A.	1,563,318

	South Africa – 5.4%
130,000	AVI Ltd.	1,179,364
147,000	Clicks Group Ltd.	2,120,067
107,844	Famous Brands Ltd.*	1,012,139
		4,311,570
	South Korea – 6.4%
27,000	Koh Young Technology, Inc.*	2,379,267
11,000	Loen Entertainment, Inc.*	1,135,178
38,000	Vieworks Co., Ltd.*	1,567,768
		5,082,213
	Sweden – 1.1%
9,900	Vitrolife A.B.	866,549

	Taiwan – 15.2%
43,000	ASPEED Technology, Inc.	1,130,123
385,000	Chroma ATE, Inc.	2,192,792
58,276	Cub Elecparts, Inc.	596,779
184,800	Gourmet Master Co., Ltd.	2,673,728
258,000	Hota Industrial Manufacturing Co., Ltd.	1,081,788
300,000	Lida Holdings Ltd.	1,080,784
78,400	Parade Technologies Ltd.	1,637,940
95,000	Voltronic Power Technology Corp.	1,685,166
		12,079,100
	Thailand – 6.7%
1,800,000	Forth Smart Service PCL	890,805
1,300,000	Mega Lifesciences PCL	1,930,077
2,000,000	Taokaenoi Food & Marketing PCL	1,424,010
1,067,900	TOA Paint Thailand PCL*	1,056,989
		5,301,881
	Vietnam – 3.1%
441,974	Mobile World Investment Corp.	2,442,517

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	TOTAL COMMON STOCKS (Cost $52,380,813)	$73,660,201
	Short-Term Investments – 7.0%
$5,513,288	UMB Money Market Fiduciary, 0.010%[2]	5,513,288

	Total Short-Term Investments (Cost $5,513,288)	5,513,288

	Total Investments – 99.9% (Cost $57,894,101)	79,173,489
	Other Assets in Excess of Liabilities – 0.1%	68,664

	Total Net Assets – 100.0%	$79,242,153

PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,779,562 which represents 8.6% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The aggregate value of these securities is $0.
[4]	Illiquid Security. The total illiquid securities represent 0.00% of Net Assets.

See accompanying Notes to Schedule of Investments..

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 98.2%
	Gold Mining – 42.6%
90,120	Agnico Eagle Mines Ltd.	$4,260,874
243,611	Alamos Gold, Inc. - Class A	1,456,794
13,850	Alamos Gold, Inc. - Class A1	82,987
200,000	Atlantic Gold Corp.*1	274,797
150,000	B2Gold Corp.*1	453,659
1,265,600	B2Gold Corp. *	3,822,112
1,850,000	GoGold Resources, Inc.*1	518,902
1,117,000	Gold Fields Ltd. - ADR	4,780,760
244,980	Goldcorp, Inc.	3,508,114
220,000	Guyana Goldfields, Inc.*1	846,016
320,250	Kinross Gold Corp.*	1,386,682
2,955,000	Mandalay Resources Corp.[1]	660,671
657,990	New Gold, Inc.*	1,993,710
800,000	OceanaGold Corp.[1]	2,204,878
120,000	Pretium Resources, Inc. *	835,200
40,000	Pretium Resources, Inc. *1	278,374
44,000	Randgold Resources Ltd. - ADR	4,451,040
500,000	Resolute Mining Ltd.[1]	471,394
103,100	Torex Gold Resources, Inc.*1	1,063,690
		33,350,654
	Royalty Companies – 24.8%
80,096	Franco-Nevada Corp.[1]	6,118,533
1,666,667	Metalla Royalty & Streaming Ltd.[1,5]	1,029,811
3,333,333	Metalla Royalty & Streaming Ltd.[1,2,5]	2,059,620
45,000	Osisko Gold Royalties Ltd.	505,800
323,120	Osisko Gold Royalties Ltd.[1]	3,630,503
56,200	Royal Gold, Inc.	5,001,800
25,000	Wheaton Precious Metals Corp.	539,750
25,000	Wheaton Precious Metals Corp.[1]	540,041
		19,425,858
	Precious Metals Developmental – 9.9%
3,726,875	Almaden Minerals Ltd. - Class B*	3,316,919
734,017	Almaden Minerals Ltd. - Class B*1	656,438
1,413,000	Sunridge Gold Corp.*1,3	27,571
4,358,350	Vista Gold Corp.*	3,736,413
8,200	Vista Gold Corp.*1	7,000
		7,744,341
	Precious Metals Exploration – 14.2%
861,182	Almadex Minerals Ltd.*1	1,127,238
3,351,151	Evrim Resources Corp.*1,5	1,307,766
1,200,000	Irving Resources, Inc.*1	858,537
8,880,000	Medgold Resources Corp.*1,2,5	1,480,000

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Precious Metals Exploration (Continued)
4,844,100	Midland Exploration, Inc.*1,5	$3,583,846
1,299,030	Millrock Resources, Inc.*1,2	300,995
7,636,000	Miranda Gold Corp.*1,5	310,407
220,465	Mirasol Resources Ltd.*1	397,912
668,020	Mirasol Resources Ltd.*1,2	1,205,695
5,016,400	Revelo Resources Corp.*1	91,763
525,865	Skeena Resources Ltd.*1,2	342,026
4,198,000	Tri Origin Exploration Ltd.*1	119,455
		11,125,640
	Silver: Exploration and Mining – 5.7%
782,644	Fortuna Silver Mines, Inc.*	3,756,691
15,000	MAG Silver Corp.*	160,800
10,000	MAG Silver Corp.*1	107,317
26,500	Pan American Silver Corp.	435,130
		4,459,938
	Diversified Exploration and Mining – 1.0%
347,000	Nevsun Resources Ltd.[1]	725,032

	Total Common Stocks (Cost $64,175,613)	76,831,463

	Warrants – 1.3%
	Diversified Exploration and Mining – 0.0%
177,300	Lara Exploration Ltd., Expiration Date: August 18, 2018*1, 2, 3	—

	Silver: Exploration and Mining – 0.0%
325,000	Golden Arrow Resources Corp., Expiration Date: January 28, 2019*1, 2, 3	—

	Precious Metals Developmental – 0.0%
68,008	Almaden Minerals Ltd., Expiration Date: June 1, 2020 *1, 2, 3	—

	Precious Metals Exploration – 1.3%
100,000	Azimut Exploration, Inc., Expiration Date: July 22, 2018*1, 2, 3	—
100,739	Callinex Mines, Inc., Expiration Date: November 22, 2019*1, 2, 3	—
750,000	Evrim Resources Corp., Expiration Date: December 16, 2020*1, 2, 3	144,817
925,575	Evrim Resources Corp., Expiration Date: May 19, 2020*1, 2, 3	—
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 3	—
600,000	Irving Resources, Inc., Expiration Date: November 10, 2019*1, 2, 3	163,414
2,638,000	Kilo Goldmines Ltd., Expiration Date: August 25, 2018*1, 2, 3	—
2,400,000	Midland Exploration, Inc., Expiration Date: May 3, 2018*1, 2, 3	—
219,030	Millrock Resources, Inc., Expiration Date: December 15, 2020*1, 2, 3	—
1,080,000	Millrock Resources, Inc., Expiration Date: May 25, 2019*1, 2, 3	—
4,970,000	Miranda Gold Corp., Expiration Date: June 23, 2021*1, 2, 3	—
417,000	Osisko Mining, Inc., Expiration Date: February 3, 2019*1, 2, 3	720,427
1,025,000	Revelo Resources Corp., Expiration Date: July 18, 2018*1, 2, 3	—
312,500	Skeena Resources, Inc., Expiration Date: July 8, 2019*1, 2, 3	—
500,000	Thunderstruck Resources Ltd., Expiration Date: November 29, 2019*1, 2, 3	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Warrants (Continued)
	Precious Metals Exploration (Continued)
1,795,000	Tri Origin Exploration Ltd., Expiration Date: April 20, 2018*1, 2, 3	$—
		1,028,658
	Total Warrants (Cost $—)	1,028,658

Principal Amount

	Short-Term Investments – 0.7%
$556,052	UMB Money Market Fiduciary, 0.010%[4]	556,052

	Total Short-Term Investments (Cost $556,052)	556,052

	Total Investments – 100.2% (Cost $64,731,665)	78,416,173
	Liabilities in Excess of Other Assets – (0.2)%	(146,063)

	Total Net Assets – 100.0%	$78,270,110

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities fair valued under direction of the Board of Trustees. The aggregate value of such investments is 8.20% of Net Assets. The total value of these securities is $6,416,994.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.35% of Net Assets. The total value of these securities is $1,056,229.
[4]	The rate is the annualized seven-day yield at period end.
5	Affiliated company.

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund is authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At January 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund

Cost of investments	$65,199,615	$47,731,288	$68,211,846	$57,894,101	$68,894,468

Gross unrealized appreciation	$9,955,380	$1,247,004	$7,063,421	$23,516,626	$15,503,102
Gross unrealized depreciation	(5,539,181)	(5,456,932)	(5,772,556)	(2,237,238)	(5,981,397)
Net unrealized appreciation/(depreciation) on investments	$4,416,199	$(4,209,928)	$1,290,865	$21,279,388	$9,521,705

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2018, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]
Basic Materials	$17,043,003	$-	$-	$17,043,003
Communications	17,207,703	-	-	17,207,703
Consumer, Cyclical	2,343,414	-	-	2,343,414
Consumer, Non-cyclical	22,783,546	-	-	22,783,546
Energy	4,505,531	-	-	4,505,531
Utilities	2,534,704	-	-	2,534,704
Short-Term Investments	3,197,913	-	-	3,197,913
Total Investments	$69,615,814	$-	$-	$69,615,814

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Bonds
Basic Materials	-	2,376,397	-	2,376,397
Communications	-	1,241,451	-	1,241,451
Consumer, Non-cyclical	-	3,960,195	-	3,960,195
Diversified	-	788,078	-	788,078
Financial	-	5,295,126	-	5,295,126
Government	-	27,878,772	-	27,878,772
Utilities	-	362,241	-	362,241
Short-Term Investments	1,619,100	-	-	1,619,100
Total Investments	$1,619,100	$41,902,260	$-	$43,521,360

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]
Basic Materials	$2,104,495	$—	$—	$2,104,495
Communications	21,629,395	—	—	21,629,395
Consumer, Cyclical	2,564,124	—	—	2,564,124
Consumer, Non-cyclical	22,113,178	—	—	22,113,178
Energy	8,254,485	—	—	8,254,485
Financial	4,001,213	—	—	4,001,213
Utilities	5,426,786	—	—	5,426,786
Short-Term Investments	3,409,035	—	—	3,409,035
Total Investments	$69,502,711	$—	$—	$69,502,711

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$1,056,989	$1,439,189	$—	$2,496,178
Communications	1,260,630	1,858,057	—	3,118,687
Consumer, Cyclical	8,937,511	9,666,057	—	18,603,568
Consumer, Non-cyclical	12,253,831	9,921,971	—	22,175,802
Diversified	1,179,364	—	—	1,179,364
Financial	8,568,358	1,230,599	—	9,798,957
Industrial	11,890,921	—	—	11,890,921
Technology	2,758,784	1,637,940	—	4,396,724
Short-Term Investments	5,513,288	—	—	5,513,288
Total Investments	$53,419,676	$25,753,813	$—	$79,173,489

Gold Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Gold Mining	$33,350,654	$—	$—	$33,350,654
Royalty Companies	17,366,238	2,059,620	—	19,425,858
Precious Metals Developmental	7,716,770	—	27,571	7,744,341
Precious Metals Exploration	7,796,924	3,328,716	—	11,125,640
Silver: Exploration and Mining	4,459,938	—	—	4,459,938
Diversified Exploration and Mining	725,032	—	—	725,032
Warrants
Diversified Exploration and Mining	—	—	—	—
Silver: Exploration and Mining	—	—	—	—
Precious Metals Developmental	—	—	—	—
Precious Metals Exploration	—	—	1,028,658	1,028,658
Short-Term Investments	556,052	—	—	556,052
Total Investments	$71,971,608	$5,388,336	$1,056,229	$78,416,173

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the schedule of investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. International Bond Fund and Gold Fund had no transfers between Levels at period end. Transfers between Level 1 and Level 2 in the International Value Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund relate to the use of systematic fair valuation and some foreign markets being closed on January 31, 2018. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2017 to January 31, 2018, represented by recognizing the January 31, 2018 market value of securities:

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

	International Value Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund
Transfers into Level 1	$2,552,384	$2,339,031	$20,328,880
Transfers out of Level 1	-	-	(5,774,689)
Net transfers in (out) of Level 1	$2,552,384	$2,339,031	$14,554,191

Transfers into Level 2	$-	$-	$5,774,689
Transfers out of Level 2	(2,552,384)	(2,339,031)	(20,328,880)
Net transfers in (out) of Level 2	$(2,552,384)	$(2,339,031)	$(14,554,191)

Transfers into Level 3	$-	$-	$-
Transfers out of Level 3	-	-	-
Net transfers in (out) of Level 3	$-	$-	$-

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund	Gold Fund – Common Stocks	Gold Fund - Warrants
Beginning balance October 31, 2017	$-	$-	$26,286	$935,265
Transfers into Level 3 during the period	-	-	-	-
Transfers out of Level 3 during the period	-	-	-	-
Total realized gain/(loss)	-	-	-	-
Total unrealized appreciation/(depreciation)	-	-	1,285	93,393
Net purchases	-	-	-	-
Net sales	-	-	-	-
Balance as of January 31, 2018	$-	$-	$27,571	$1,028,658

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2018:

	Fair Value January 31, 2018	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
International Bond Fund - Common Stocks	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Increase
Emerging Markets Small Companies Fund - Common Stocks	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease
Gold Fund - Warrants	$1,028,658	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Common Stocks	$27,571	Fair Value Pricing	Discount for lack of marketability	10%	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of January 31, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Euro Pacific Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Gold Fund
Medgold Resources Corp.	$1,152,934	$-	$-	$-	$327,066	$1,480,000	$-
Metalla Royalty & Streaming Ltd.	2,247,888	-	-	-	841,543	3,089,431	5,926
Midland Exploration, Inc.	3,754,825	-	-	-	(170,979)	3,583,846	-
Miranda Gold Corp.	355,135	-	-	-	(44,728)	310,407	-
Total						8,463,684	-

Tri Origin Exploration Ltd.(1)	100,729	-	(28,223)	(18,287)	65,236	119,455	-
Total	7,611,511

Evrim Resources Corp.(2)	649,398	-	-	-	658,368	1,307,766	-
Total				$(18,287)	$1,676,506		$5,926

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Gold Fund
Medgold Resources Corp.	8,880,000	-	-	8,880,000
Metalla Royalty & Streaming Ltd.	5,000,000	-	-	5,000,000
Midland Exploration, Inc.	4,844,100	-	-	4,844,100
Miranda Gold Corp.	7,636,000	-	-	7,636,000
Total				26,360,100

Tri Origin Exploration Ltd.(1)	5,198,000	-	(1,000,000)	4,198,000
Total	31,558,100

Evrim Resources Corp.(2)	3,351,151	-	-	3,351,151

(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/02/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/02/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/02/18

*	Print the name and title of each signing officer under his or her signature.